INCOME TAX - Deferred taxes by type of temporary difference (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (2,624,711)	$ (1,819,604)	$ (1,557,420)
Business Combination	(86,579)
Change in accounting policies		13,290	154,208
Credited (charged) to profit or loss	(210,985)	(561,245)	(357,032)
Deferred tax expense (income) credited (charged) to OCI	414,897	(283,182)	(62,659)
Foreign exchange adjustments	13,948	26,030	3,299
Deferred tax (liabilities) assets at the end of the period	(2,320,272)	(2,624,711)	(1,819,604)
Deferred tax assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	2,420,224	1,863,249	1,520,787
Business Combination	(159,169)
Change in accounting policies		649,307	125,629
Credited (charged) to profit or loss	1,136,777	75,633	320,619
Deferred tax expense (income) credited (charged) to OCI	418,879	(195,492)	(55,390)
Foreign exchange adjustments	31,111	27,527	(48,396)
Deferred tax (liabilities) assets at the end of the period	4,166,160	2,420,224	1,863,249
Deferred tax assets [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	11,274	29,650	8,081
Business Combination	(26,312)
Change in accounting policies			(2,431)
Credited (charged) to profit or loss	1,776	(14,680)	18,840
Deferred tax expense (income) credited (charged) to OCI	(117)	(4,540)	4,563
Foreign exchange adjustments	(11,015)	844	597
Deferred tax (liabilities) assets at the end of the period	28,230	11,274	29,650
Deferred tax assets [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	365	622	8
Change in accounting policies			102
Credited (charged) to profit or loss	(667)	(1,129)	512
Deferred tax expense (income) credited (charged) to OCI	577	872
Deferred tax (liabilities) assets at the end of the period	275	365	622
Deferred tax assets [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	156,543	73,154	36,805
Credited (charged) to profit or loss	136,061	68,038	(102,681)
Deferred tax expense (income) credited (charged) to OCI	317,271	15,351	185,803
Foreign exchange adjustments	55		(46,773)
Deferred tax (liabilities) assets at the end of the period	609,930	156,543	73,154
Deferred tax assets [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	147
Credited (charged) to profit or loss	45,180	147
Foreign exchange adjustments	(3)
Deferred tax (liabilities) assets at the end of the period	45,324	147
Deferred tax assets [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	173	136	366
Change in accounting policies			31
Credited (charged) to profit or loss	389	37	(264)
Foreign exchange adjustments			3
Deferred tax (liabilities) assets at the end of the period	562	173	136
Deferred tax assets [member] | Allowance for Accounts Receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	50,144	41,390	333
Credited (charged) to profit or loss	(2,963)	8,750	44,660
Foreign exchange adjustments		4	(3,603)
Deferred tax (liabilities) assets at the end of the period	47,181	50,144	41,390
Deferred tax assets [member] | Loans and receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,650	14,917	71,938
Business Combination	(117,600)
Change in accounting policies			64,527
Credited (charged) to profit or loss	(117,519)	(13,440)	(121,072)
Foreign exchange adjustments	1,892	173	(476)
Deferred tax (liabilities) assets at the end of the period	3,623	1,650	14,917
Deferred tax assets [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	212,223	159,169	66,127
Business Combination	(8,495)
Change in accounting policies			68,513
Credited (charged) to profit or loss	218,844	54,517	13,808
Foreign exchange adjustments	9,231	(1,463)	10,721
Deferred tax (liabilities) assets at the end of the period	448,793	212,223	159,169
Deferred tax assets [member] | Allowance for other accounts receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			4,649
Credited (charged) to profit or loss			(4,649)
Deferred tax assets [member] | Foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		2,927	18,161
Credited (charged) to profit or loss			(15,474)
Foreign exchange adjustments			240
Deferred tax (liabilities) assets at the end of the period			2,927
Deferred tax assets [member] | Allowance for foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,856	2,927
Credited (charged) to profit or loss	8,908	(1,203)
Foreign exchange adjustments	(595)	132
Deferred tax (liabilities) assets at the end of the period	10,169	1,856	2,927
Deferred tax assets [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	304,768	284,111	364,540
Business Combination	2,305
Credited (charged) to profit or loss	19,812	16,749	(77,625)
Foreign exchange adjustments	1,269	3,908	(2,804)
Deferred tax (liabilities) assets at the end of the period	323,544	304,768	284,111
Deferred tax assets [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	36,083	20,903	11,993
Credited (charged) to profit or loss	(3,908)	15,180	8,854
Foreign exchange adjustments	(21)		56
Deferred tax (liabilities) assets at the end of the period	32,154	36,083	20,903
Deferred tax assets [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	18,323
Credited (charged) to profit or loss	7,138	18,323
Deferred tax (liabilities) assets at the end of the period	25,461	18,323
Deferred tax assets [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	99,584	168,856	145,625
Business Combination	29,258
Credited (charged) to profit or loss	117,615	(69,272)	23,233
Foreign exchange adjustments	26,728		(2)
Deferred tax (liabilities) assets at the end of the period	214,669	99,584	168,856
Deferred tax assets [member] | Tax losses carry forward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	56,516	299,201	332,354
Business Combination	(26,041)
Credited (charged) to profit or loss	3,132	(24,518)	365,698
Deferred tax expense (income) credited (charged) to OCI		(240,420)	(402,042)
Foreign exchange adjustments	869	22,253	3,191
Deferred tax (liabilities) assets at the end of the period	86,558	56,516	299,201
Deferred tax assets [member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	5,661	4,670	2,528
Credited (charged) to profit or loss	410	991	2,142
Deferred tax (liabilities) assets at the end of the period	6,071	5,661	4,670
Deferred tax assets [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	223,238	189,882	197,963
Business Combination	(2,911)
Change in accounting policies			(11,038)
Credited (charged) to profit or loss	(7,584)	35,111	2,163
Foreign exchange adjustments	2,257	(1,755)	794
Deferred tax (liabilities) assets at the end of the period	220,822	223,238	189,882
Deferred tax assets [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	120,367	131,783	98,924
Business Combination	1,219
Credited (charged) to profit or loss	3,608	(27,270)	41,406
Deferred tax expense (income) credited (charged) to OCI	437	15,308	(9,394)
Foreign exchange adjustments	507	546	847
Deferred tax (liabilities) assets at the end of the period	123,700	120,367	131,783
Deferred tax assets [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	859
Credited (charged) to profit or loss	(436)	859
Deferred tax (liabilities) assets at the end of the period	423	859
Deferred tax assets [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		2,587
Change in accounting policies			12,349
Credited (charged) to profit or loss		(2,587)	(9,762)
Deferred tax (liabilities) assets at the end of the period			2,587
Deferred tax assets [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	247,883	158,645	28,536
Change in accounting policies			(6,322)
Credited (charged) to profit or loss	636,275	89,238	136,431
Deferred tax (liabilities) assets at the end of the period	884,158	247,883	158,645
Deferred tax assets [member] | Biological asset [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	220	104	169
Credited (charged) to profit or loss	(2)	282	(65)
Deferred tax expense (income) credited (charged) to OCI	(114)	(166)
Deferred tax (liabilities) assets at the end of the period	104	220	104
Deferred tax assets [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	586,879	8,592	8,042
Business Combination	(10,592)
Change in accounting policies		649,307
Credited (charged) to profit or loss	1,451	(74,500)	625
Foreign exchange adjustments	10,779	3,480	(75)
Deferred tax (liabilities) assets at the end of the period	609,701	586,879	8,592
Deferred tax assets [member] | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	285,468	271,950	123,645
Change in accounting policies			(102)
Credited (charged) to profit or loss	69,257	(3,989)	(6,161)
Deferred tax expense (income) credited (charged) to OCI	100,825	18,102	165,680
Foreign exchange adjustments	(10,842)	(595)	(11,112)
Deferred tax (liabilities) assets at the end of the period	444,708	285,468	271,950
Deferred tax liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(5,044,935)	(3,682,853)	(3,078,207)
Business Combination	72,590
Change in accounting policies		(636,017)	28,579
Credited (charged) to profit or loss	(1,347,762)	(636,878)	(677,651)
Deferred tax expense (income) credited (charged) to OCI	(3,982)	(87,690)	(7,269)
Foreign exchange adjustments	(17,163)	(1,497)	51,695
Deferred tax (liabilities) assets at the end of the period	(6,486,432)	(5,044,935)	(3,682,853)
Deferred tax liabilities [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(75,114)	(49,937)	(44,492)
Change in accounting policies			9,555
Credited (charged) to profit or loss	(27,361)	43,565	(14,843)
Deferred tax expense (income) credited (charged) to OCI	(18,286)	(65,399)	26
Foreign exchange adjustments	9,019	(3,343)	(183)
Deferred tax (liabilities) assets at the end of the period	(111,742)	(75,114)	(49,937)
Deferred tax liabilities [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(105,502)	(115,877)	(121,226)
Change in accounting policies			(298)
Credited (charged) to profit or loss	(116,654)	20,716	7,361
Deferred tax expense (income) credited (charged) to OCI	(411)	(10,773)	2,084
Foreign exchange adjustments	18,741	432	(3,798)
Deferred tax (liabilities) assets at the end of the period	(203,826)	(105,502)	(115,877)
Deferred tax liabilities [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(7,264)	(17,565)	(87,525)
Credited (charged) to profit or loss	(8,734)	17,410	23,187
Deferred tax expense (income) credited (charged) to OCI	2,740	(10,272)
Foreign exchange adjustments	64	3,163	46,773
Deferred tax (liabilities) assets at the end of the period	(13,194)	(7,264)	(17,565)
Deferred tax liabilities [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(92,100)	(287,526)	(306,774)
Change in accounting policies			(17)
Credited (charged) to profit or loss	(22,971)	195,426	17,677
Deferred tax expense (income) credited (charged) to OCI			1,588
Deferred tax (liabilities) assets at the end of the period	(115,071)	(92,100)	(287,526)
Deferred tax liabilities [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(85,584)	(23,150)	(182)
Change in accounting policies			57
Credited (charged) to profit or loss	83,779	(62,434)	(23,025)
Deferred tax (liabilities) assets at the end of the period	(1,805)	(85,584)	(23,150)
Deferred tax liabilities [member] | Loans and receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(38,086)	(63,567)	(322,746)
Change in accounting policies			3,668
Credited (charged) to profit or loss	308	25,769	256,357
Foreign exchange adjustments	10,736	(288)	(846)
Deferred tax (liabilities) assets at the end of the period	(27,042)	(38,086)	(63,567)
Deferred tax liabilities [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(432,707)	(270,947)	(397,838)
Business Combination	52,429
Change in accounting policies			204,100
Credited (charged) to profit or loss	144,414	(163,948)	(77,442)
Foreign exchange adjustments	(58,839)	2,188	233
Deferred tax (liabilities) assets at the end of the period	(399,561)	(432,707)	(270,947)
Deferred tax liabilities [member] | Foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(90,276)	(92,416)	(72,209)
Credited (charged) to profit or loss	30,115	2,140	(20,314)
Foreign exchange adjustments			107
Deferred tax (liabilities) assets at the end of the period	(60,161)	(90,276)	(92,416)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(294,303)	(357,384)	(363,814)
Business Combination	3,788
Credited (charged) to profit or loss	30,070	54,139	11,305
Foreign exchange adjustments	(2,306)	8,942	(4,875)
Deferred tax (liabilities) assets at the end of the period	(270,327)	(294,303)	(357,384)
Deferred tax liabilities [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(265,505)	(170,138)	(179,877)
Credited (charged) to profit or loss	(73,426)	(86,092)	9,908
Foreign exchange adjustments	(33)	(9,275)	(169)
Deferred tax (liabilities) assets at the end of the period	(338,964)	(265,505)	(170,138)
Deferred tax liabilities [member] | Right Of Use [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(494,923)
Business Combination	16,274
Change in accounting policies		(636,017)
Credited (charged) to profit or loss	100,038	144,618
Foreign exchange adjustments	(11,500)	(3,524)
Deferred tax (liabilities) assets at the end of the period	(422,659)	(494,923)
Deferred tax liabilities [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(70,065)
Business Combination	99
Credited (charged) to profit or loss	(8,617)	(69,732)
Deferred tax expense (income) credited (charged) to OCI	(532)	(333)
Foreign exchange adjustments	(258)
Deferred tax (liabilities) assets at the end of the period	(79,571)	(70,065)
Deferred tax liabilities [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(82,082)	(621,878)	(107,721)
Credited (charged) to profit or loss	(132,822)	539,796	(514,157)
Foreign exchange adjustments	(48,898)
Deferred tax (liabilities) assets at the end of the period	(263,802)	(82,082)	(621,878)
Deferred tax liabilities [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(9,408)	(24,280)	(575)
Credited (charged) to profit or loss	(515)	21,285	(22,312)
Deferred tax expense (income) credited (charged) to OCI			304
Foreign exchange adjustments	(11,843)	(6,413)	(1,697)
Deferred tax (liabilities) assets at the end of the period	(21,766)	(9,408)	(24,280)
Deferred tax liabilities [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(27,492)
Credited (charged) to profit or loss	(3,397)	(28,020)
Deferred tax expense (income) credited (charged) to OCI	1,078	322
Foreign exchange adjustments	(1,040)	206
Deferred tax (liabilities) assets at the end of the period	(30,851)	(27,492)
Deferred tax liabilities [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(222,513)	(193,030)	(169,675)
Credited (charged) to profit or loss	(30,710)	(29,483)	(23,355)
Deferred tax (liabilities) assets at the end of the period	(253,223)	(222,513)	(193,030)
Deferred tax liabilities [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(127,223)	(116,034)	(40,534)
Change in accounting policies			40,534
Credited (charged) to profit or loss	(511,215)	(11,189)	(116,034)
Deferred tax (liabilities) assets at the end of the period	(638,438)	(127,223)	(116,034)
Deferred tax liabilities [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(2,080,772)	(898,741)	(700,738)
Change in accounting policies			(228,241)
Credited (charged) to profit or loss	(606,504)	(1,182,031)	30,238
Deferred tax (liabilities) assets at the end of the period	(2,687,276)	(2,080,772)	(898,741)
Deferred tax liabilities [member] | Biological asset [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(27,704)	(23,333)	(16,583)
Credited (charged) to profit or loss	(3,490)	(4,371)	(6,750)
Deferred tax (liabilities) assets at the end of the period	(31,194)	(27,704)	(23,333)
Deferred tax liabilities [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(231,167)	(4,293)	(32,636)
Credited (charged) to profit or loss	(48,180)	(226,874)	28,343
Deferred tax (liabilities) assets at the end of the period	(279,347)	(231,167)	(4,293)
Deferred tax liabilities [member] | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(176,534)	(243,665)	(71,408)
Change in accounting policies			(779)
Credited (charged) to profit or loss	(140,418)	62,260	(176,699)
Deferred tax expense (income) credited (charged) to OCI	11,429	(1,235)	(11,271)
Foreign exchange adjustments	79,299	6,106	16,492
Deferred tax (liabilities) assets at the end of the period	(226,224)	(176,534)	(243,665)
Deferred tax liabilities [member] | Provision for foreclosed assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(8,611)	(109,092)	(41,654)
Credited (charged) to profit or loss	(1,472)	100,172	(67,096)
Foreign exchange adjustments	(305)	309	(342)
Deferred tax (liabilities) assets at the end of the period	$ (10,388)	$ (8,611)	$ (109,092)